Income tax (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax [Abstract]
Current income tax	$ (1,684)	$ (513)	$ (1,301)
Deferred income tax	(201)	6,126	(532)
MPIT	55	(152)
Income tax	$ (1,830)	$ 5,461	$ (1,833)